Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net Loss	$ (345,611)	$ (278,626)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation and amortization	58,774	83,490
Amortization of beneficial conversion feature of convertible notes		77,877
Change in operating assets and liabilities:
Account receivable, net	886,150	(964,938)
Inventories, net	2,190	85,554
Other current assets	(291,199)	(20,899)
Advances to suppliers, net	(13,067,059)	106,645
Accounts payable	(754,939)	(403,086)
Contract liabilities	88,874	291,778
Tax payable	(377,474)	184,288
Lease liabilities	(60,419)	(117,106)
Accrued expenses and other current liabilities	1,006,851	477,471
Net cash used in operating activities	(12,853,862)	(333,642)
Cash flows from investing activities:
Purchase of intangible assets		(6,757,409)
Purchase of property and equipment		(5,496)
Net cash used in investing activities		(6,762,905)
Cash flows from financing activities:
Proceeds from related parties loans	204,475	376,430
Repayment of related party loans	(167,180)	(167,180)
Repayment of Bank loans	(9,630)	(103,894)
Capital contributions		171,873
Net cash provided by financing activities	27,665	277,229
Effect of changes of foreign exchange rate on cash	(141,762)	(1,113,719)
Net decrease in cash	(12,967,959)	(7,933,037)
Cash and cash equivalents at the Beginning of the period	16,062,047	23,716,768
Cash and cash equivalents at the end of the period	3,094,088	15,783,731
SUPPLEMENTARY CASH FLOW INFORMATION:
Deferred offering cost reduces Additional Paid-in Capital		$ (9,893)